INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
17.	INCOME TAXES

VanceInfo was incorporated in the Cayman Islands and is not subject to tax on its income or capital gains. In addition, payment of dividends by VanceInfo to our shareholders is not subject to withholding tax in the Cayman Islands.

Under the current laws of the British Virgin Islands, VanceInfo BVI and VanceInfo Financial Solutions are not subject to British Virgin Islands tax on income or capital gains. In addition, payment of dividends is not subject to withholding tax in the British Virgin Islands.

Pursuant to the relevant tax rules and regulations applicable to VanceInfo Japan, VanceInfo Japan was required to provide income tax of $1, $5 and $20 for the years of 2009, 2010 and 2011, respectively.

VanceInfo US was subject to a progressive federal income tax rate from 15% to 35% depending on the income level and a state income tax rate at 8.84% for the years of 2009, 2010 and 2011. WIT was subject to a progressive federal income tax rate from 15% to 35% depending on the income level and a state income tax rate at 8.84% for the years of 2009 and 2010.

VanceInfo Australia, which was acquired in 2011, was subject to an income tax rate of 30% for the year of 2011. VanceInfo Malaysia was subject to income tax of 28% for the years of 2009, 2010 and 2011, respectively. And VanceInfo Singapore, which was established in 2011, was subject to income tax of 17% for the year of 2011.

VanceInfo Hong Kong, TP Hong Kong, TP Taiwan, TP Consultants and TP Teleservices were subject to profit tax rate of 16.5% for the years of 2009, 2010 and 2011. VanceInfo Financial Service was subject to profit tax rate of 16.5% for the years of 2010 and 2011. Lifewood Technology and Lifewood Data were subject to profit tax rate of 16.5% for the year of 2011.

On March 16, 2007, the National People’s Congress of China enacted a new EIT law, which has taken into effect from January 1, 2008. Under the new EIT law, foreign invested enterprises, or FIEs, such as VanceInfo Beijing, and Chinese domestic companies are subject to EIT at a uniform rate of 25%. In addition, certain enterprises may still benefit from a preferential tax rate of 15% under the new EIT law if they qualify as “high and new technology enterprises strongly supported by the State”. According to the new EIT law and relevant implementation rules, the “high and new technology enterprises strongly supported by the State” shall refer to an enterprise that owns the core proprietary intellectual property rights and fulfills all of the conditions stipulated therein.

VanceInfo Beijing obtained the certificate on high and new technology enterprises in 2008 and is entitled to the preferential tax rate of 7.5% from 2008 to 2010 and the certificate was renewed in 2011 and was entitled to the preferential tax rate 15% in 2011. VanceInfo Shanghai was qualified as a “high and new technology enterprise” in December 2008, which entitled it to a 15% preferential income tax rate in 2008, and the certificate was renewed in 2009, and was further recognized as a “key software enterprise under the State plan” in December 2009, which entitled it to a 10% preferential income tax rate in 2009. VanceInfo Shanghai obtained the certificate of high and new technology enterprise and was subject to 15% in 2010 and 2011. TP Shanghai obtained the certificate of high and new technology enterprise and was subject to 15% in 2009 and 2010. VanceInfo Nanjing obtained the certificate of new setup software enterprise in 2009 and was entitled to an exemption of EIT from 2009 to 2010 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2011 to 2013. VanceInfo Data was acquired in 2010 which was incorporated in 2002. VanceInfo Data was recognized as a qualified “Software enterprises” in 2007, and was entitled to enjoy tax exemption in 2007 and 2008, and 50% tax reduction from 2009 to 2011 at the effective rate of 10%, 11%, 12%, respectively. VanceInfo Shenzhen was recognized as a qualified “software enterprise” in 2009 and was entitled to an exemption of EIT in 2010 and 2011 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2012 to 2014.

The applicable EIT rate for other PRC subsidiaries was 25% in 2009, 2010 and 2011.

Due to the changes in the new EIT law in March 2007, the Group’s deferred tax balances were calculated based on the enacted tax rate effective on January 1, 2008.

The high and new technology enterprise status is valid for three years and the qualified enterprises can then apply to renew for an additional three years provided the company’s business operations continue to qualify for high and new technology enterprise status. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group has assumed its qualifying entities will continue to renew the high and new technology enterprise status at the conclusion of the initial three-year periods. If the Group’s qualifying entities failed to obtain such renewals, then the net deferred tax assets balance would increase by $1,327 and the net deferred liability balance would increase by $93, as of December 31, 2011, which would result in the decrease of the income tax expenses.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. New EIT law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the new EIT law provide that non-resident legal entities will be considered China tax residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as Chinese tax residents for the new EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed as tax resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company and its subsidiaries registered outside the PRC were to be non-resident for PRC tax purpose, dividends paid to them out of profits earned by the Company’s subsidiaries located in the PRC, which are tax resident in the PRC, after January 1, 2008, would be subject to a withholding tax of 10%.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC available for distribution to the Company are $114,373 as of December 31, 2011. The Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As such, the undistributed earnings of the Company’s PRC subsidiaries are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes as of December 31, 2011.

Income (loss) before income taxes and earning (loss) in equity method investment:

	For the years ended December 31,
	2009	2010	2011

PRC	24,857	33,266	29,876
Other countries	(1,329)	(1,036)	(6,573)

Total	23,258	32,230	23,303

Income tax expenses are as follows:

	For the years ended December 31,
	2009	2010	2011

Income taxes expenses:
Current:
PRC	3,267	3,263	2,256
Other countries	266	509	73

Deferred:
PRC	(1,292)	(1,057)	(923)
Other countries	(152)	(197)	(331)

Total	2,089	2,518	1,075

The net revenue generated from the services rendered in the U.S. and countries other than the PRC, with resulting income taxable in those jurisdictions, only represent 3% and 11% of the Group’s total net revenue for the year ended December 31, 2010 and 5% and 7% for the year ended December 31, 2011, respectively. For the year ended December 31, 2010, services rendered in the U.S. generated loss before income tax and service rendered in other non-PRC countries generated 3% of the Group’s total income before tax. For the year ended December 31, 2011, the Group generated losses from U.S., and other non-PRC countries taken as a whole. As a result, the income tax expenses associated with U.S. and other non-PRC countries are significantly less than the income tax expenses in the PRC.

For the purpose of balance sheet presentation, certain deferred tax assets and liabilities attributable to the same tax-paying components of the Group and within the same tax jurisdictions have been offset. The following is the analysis of the deferred tax balances for financial reporting purposes:

	As of December 31,
	2010	2011

Current deferred tax assets:
Allowance for doubtful accounts	227	304
Accrued compensation expenses	2,214	2,873
Net operating loss carry forwards	—	—

Total current deferred tax assets	2,441	3,177

Non-current deferred tax assets:
Net operating loss carry forwards	100	351
Property and equipment	42	7
Valuation allowance	(100)	(347)

Net non-current deferred tax assets	42	11

Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	(1,217)	(3,313)
Property and equipment	(3)	(100)

Non-current deferred tax liabilities, net	(1,220)	(3,413)

A valuation allowance has been recognized for net operating losses carry forward of certain subsidiaries of the Group, because the Group does not believe these entities can generate future taxable income to recognize the income tax benefit. Net operating losses totaled $399 and $1,417 as of December 31, 2010 and 2011, respectively, which included $399 as of December 31, 2010 expiring on various dates throughout 2015, and $1,417 as of December 31, 2011 expiring on various dates throughout 2016.

A reconciliation between the statutory PRC enterprise income tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2009	2010	2011
	%	%	%

Statutory tax rate in PRC	25.00	25.00	25.00
Changes in valuation allowances	(0.20)	(0.22)	1.06
Effect of income tax rate differences of subsidiaries operating with different tax jurisdictions	(8.57)	(8.34)	(10.68)
Effect of tax holidays enjoyed by PRC subsidiaries	(7.38)	(8.63)	(10.77)

Effective tax rate	8.85	7.81	4.61

During the years ended December 31, 2009, 2010 and 2011, if the Company’s subsidiaries in the PRC were neither in the tax holiday period nor had they been specifically allowed special tax concessions, income tax expense and net income per share amounts would be as follows:

	For the years ended December 31,
	2009	2010	2011

Increase in income tax expense	1,735	2,780	2,510
Decrease in net income per ordinary share-basic	(0.04)	(0.07)	(0.06)
Decrease in net income per ordinary share-diluted	(0.04)	(0.07)	(0.06)

The Group did not identify any significant unrecognized tax benefits or incur any interest or penalties related to potential underpaid income tax expenses for each of the three years ended December 31, 2009, 2010 and 2011. The Group does not expect to have a significant increase or decrease in unrecognized tax benefits within 12 months from December 31, 2011.

The Group has various tax years from 2005 to 2011 which remain open in various tax jurisdictions.